LONG-TERM OPERATIONAL COMMITMENTS - Use of public assets (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
2023
Use of public assets
Total	R$ 4,011
2023 | Sinop
Use of public assets
Total	2,235
2023 | Simplcio HPP/Batalha HPP
Use of public assets
Total	1,776
2024
Use of public assets
Total	3,929
2024 | Sinop
Use of public assets
Total	2,153
2024 | Simplcio HPP/Batalha HPP
Use of public assets
Total	1,776
2025
Use of public assets
Total	3,851
2025 | Sinop
Use of public assets
Total	2,075
2025 | Simplcio HPP/Batalha HPP
Use of public assets
Total	1,776
2026
Use of public assets
Total	3,851
2026 | Sinop
Use of public assets
Total	2,075
2026 | Simplcio HPP/Batalha HPP
Use of public assets
Total	1,776
2027
Use of public assets
Total	3,851
2027 | Sinop
Use of public assets
Total	2,075
2027 | Simplcio HPP/Batalha HPP
Use of public assets
Total	1,776
After 2027
Use of public assets
Total	92,933
After 2027 | Sinop
Use of public assets
Total	33,033
After 2027 | Simplcio HPP/Batalha HPP
Use of public assets
Total	R$ 59,900